Additional Information-Parent Company Only Condensed Financial Information Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (25,633)	$ (3,510)	¥ 22,501	¥ (112,873)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	257,039	35,215	(202,611)	(572,212)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(21,512)	(2,946)	(100,015)	(13,586)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,335	453	11,865	55,862
Net increase/(decrease) in cash and cash equivalents	213,229	29,212	(268,260)	(642,809)
Cash and cash equivalents at beginning of year	426,119		694,420
Cash and cash equivalents at end of year	587,749	80,521	426,119	694,420
Parent company | Reportable Legal Entities
Cash flows from operating activities:
Net cash used in operating activities	(20,867)	(2,859)	(7,914)	(54,390)
Cash flows from investing activities:
Purchase of short-term investments			(491,162)	(201,348)
Proceeds from maturities of short-term investments	285,025	39,048	411,184	318,785
Loans to Group companies	(244,570)	(33,506)	(178,985)	(82,766)
Repayments from Group companies	31,499	4,315	237,747	41,383
Net cash (used in)/provided by investing activities	71,954	9,857	(21,216)	76,054
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(61,512)	(8,427)	(125,426)	(14,247)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	24,929	3,416	19,684	79,877
Net increase/(decrease) in cash and cash equivalents	14,504	1,987	(134,872)	87,294
Cash and cash equivalents at beginning of year	8,228	1,127	143,100	55,806
Cash and cash equivalents at end of year	¥ 22,732	$ 3,114	¥ 8,228	¥ 143,100